Restructuring Charges - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 79,069	$ 92,123	$ 45,390